INCOME TAXES (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Federal-
Taxable income	$ 0	$ 0
Total current tax provision	0	0
Federal-
Loss carry forwards	225	1,049
Change in valuation allowance	(225)	(1,049)
Total deferred tax provision	$ 0	$ 0